Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Furniture and appliances	$ 3,352,618	$ 1,185,980	$ 6,616,984	$ 1,185,980	$ 7,625,222
Services					3,379,655	4,201,414
Sales of parts and equipment					3,322,944	2,178,611
Construction	1,314,968		2,830,877		1,120,224
Automotive supplies	1,980,368		1,980,368
TOTAL REVENUE	6,647,954	1,185,980	11,428,229	1,185,980	15,448,045	6,380,025
OPERATING EXPENSES
Cost of sales	4,514,789	923,893	7,775,471	923,893	9,406,228	1,830,067
Personnel costs	836,569	81,283	1,321,240	81,283	2,553,589	2,228,194
Depreciation and amortization	126,072	3,543	248,178	3,543	1,447,077	1,352,874
Fuel					378,115	718,495
General and administrative	1,350,329	832,827	2,674,526	872,112	4,185,442	1,569,149
TOTAL OPERATING EXPENSES	6,827,759	1,841,546	12,019,415	1,880,831	17,970,451	7,698,779
NET LOSS FROM OPERATIONS	(179,805)	(655,566)	(591,186)	(694,851)	(2,522,406)	(1,318,754)
OTHER INCOME (EXPENSE)
Gain on forgiveness of debt			360,302
Financing costs	(6,068)	(28,571)	(6,068)	(28,571)	(205,075)	(32,400)
Loss on extinguishment of debt			380,247		(382,681)
Loss on adjustment shares issued			(757,792)
Gain on disposition of subsidiary	3,282,804		3,282,804
Other income/(expense)	(3,539)		(3,539)		(24,271)
Gain on sale of property and equipment					130,749	57,603
Interest expense	(130,444)	(4,423)	(175,565)	(6,837)	(460,559)	(523,780)
TOTAL OTHER INCOME (EXPENSE)	3,142,753	(32,994)	2,700,142	(35,408)	(941,837)	(498,577)
NET INCOME (LOSS) BEFORE INCOME TAXES	2,962,948	(688,560)	2,108,956	(730,259)	(3,464,243)	(1,817,331)
INCOME TAX BENEFIT	(21,900)	(15,000)	(21,900)	(15,000)	(431,631)	(504,060)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	2,984,848	(673,560)	2,130,856	(715,259)	(3,032,612)	(1,313,271)
NET LOSS FROM DISCONTINUED OPERATIONS
Income (loss) from discontinued operations before income taxes	61,895	(5,077,228)	240,405	(7,643,810)	(10,964,688)	(2,766,453)
Less provision for income taxes for discontinued operations		(938,953)		(1,436,753)	(698,303)	698,303
Net income (loss) from discontinued operations	61,895	(4,138,275)	240,405	(6,207,057)	(11,662,991)	(2,068,150)
Less net income (loss) from discontinued operations attributable to noncontrolling interests	27,853	(1,259,699)	108,182	(1,997,884)	4,491,220	620,445
Net income (loss) from discontinued operations attributable to 1847 Holdings common shareholders	34,042	(2,878,576)	132,223	(4,209,173)	(7,171,771)	(1,447,705)
NET LOSS					(10,204,383)	(2,760,976)
NET INCOME (LOSS)	3,018,890	(3,552,136)	2,263,079	(4,924,432)	(10,204,383)	(2,760,978)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(16,250)	(9,439)	(41,620)	(9,439)	(595,731)	(514,019)
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	3,035,140	(3,542,697)	2,304,699	(4,914,993)	(9,608,652)	(2,246,957)
PREFERRED STOCK ACCRUED DIVIDEND	310,679		499,388
DEEMED DIVIDEND RELATED TO ISSUANCE OF PREFERRED STOCK			1,527,086		3,051,478
DISTRIBUTION – ALLOCATION SHARES					5,985,000
1847 GOEDEKER SPIN-OFF DIVIDEND					283,257
NET INCOME (LOSS) ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$ 2,724,461	$ (3,542,697)	$ 278,225	$ (4,914,993)	$ (18,928,387)	$ (2,246,957)
Net income (loss) per common share from continuing operations: basic (in Dollars per share)	$ 0.61	$ (0.20)	$ 0.46	$ (0.22)	$ (0.82)	$ (0.42)
Net income (loss) per common share from discontinued operations: basic (in Dollars per share)	0.01	(1.21)	0.05	(1.89)	(3.16)	(0.66)
Net income (loss) per common share: basic (in Dollars per share)	0.56	(1.04)	0.49	(1.50)	(2.60)	(0.71)
Net income (loss) per common share from continuing operations diluted (in Dollars per share)	0.46	(0.20)	0.34	(0.22)	$ 3,692,429	$ 3,147,918
Net income (loss) per common share from discontinued operations: diluted (in Dollars per share)	0.01	(1.21)	0.04	(1.89)
Net income (loss) per common share: diluted (in Dollars per share)	$ 0.42	$ (1.04)	$ 0.04	$ (1.49)
Weighted-average common shares outstanding: basic (in Shares)	4,842,851	3,418,378	4,655,551	3,290,747
Weighted-average common shares outstanding: (in Shares)	6,421,982	3,418,378	6,234,683	3,290,747